Long-Term Debt - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long term debt repayment of principal year five			$ 1,313
Long term debt repayment of principal after year five			$ 0
Secured Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	October 13, 2025
Prospective increase in the borrowing capacity	$ 150,000,000
Notional amount	$ 130,000,000
Senior Secured Notes Maturing on October 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	October 15, 2027
Notional amount	$ 625,000,000
Borrowings interest rate	9.00%		9.00%
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	October 13, 2025
Notional amount	$ 700,000,000
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt weighted average interest rate over a period of time	7.70%	7.00%
Drawings On Asset Based Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt weighted average interest rate over a period of time	9.00%	7.80%
Performance guaranteed by export development canada [member] | Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument current borrowing capacity	$ 70,000,000		$ 93
Cumulative amount utilised out of the total borrowing capacity	$ 36,000,000		$ 48